Financial risk management and derivative financial instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of financial risk management [line items]
Currency swaps deposits maturity period	8 years 7 months 6 days
Change in value of hedged item used as basis for recognising hedge ineffectiveness	$ (2)	$ (21)
Exchange element of currency swaps	(15)	15
Currency swaps [member]
Disclosure of financial risk management [line items]
Other fair value elements of currency swaps	(5)	(8)
Exchange element of currency swaps	(15)	15
Currency swaps [member] | Carrying Amounts [Member]
Disclosure of financial risk management [line items]
Gain (loss) on carrying amount	$ 20	$ 7
EUR500m 2.125% bonds 2027 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €			€ 500,000,000
Currency swaps transaction percentage	2.125%		2.125%
Currency risk [member]
Disclosure of financial risk management [line items]
Average rate of hedging instrument	3.50%		3.50%
Currency risk [member] | Net investment hedges [member] | Forward contract [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings	100	100	100
Currency risk [member] | Cash flow hedges [member] | Currency swaps [member]
Disclosure of financial risk management [line items]
Change in fair value of hedging instrument used to calculate effectiveness	$ 30	$ 9
Currency risk [member] | Sterling [member] | Cash flow hedges [member] | Currency swaps [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings	436,000,000		436,000,000
Currency risk [member] | Euros [member] | Cash flow hedges [member] | Currency swaps [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings	500,000,000		500,000,000
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial risk management [line items]
Description of fixed Interest rate borrowings	Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months
Fixed Interest rate borrowings	94.00%	100.00%	94.00%
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries where repatriation is restricted	$ 16	$ 2
Number of financial covenants	two
Capital risk management [member]
Disclosure of financial risk management [line items]
Amounts managed as capital	1,192	826